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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21260
                                   ---------------------------------------------

                           CM Advisers Family of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      805 Las Cimas Parkway, Suite 430      Austin, Texas         78746
--------------------------------------------------------------------------------
          (Address of  principal executive offices)             (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050
                                                    ----------------------------

Date of fiscal year end:        February 28, 2009
                           -----------------------------

Date of reporting period:       November 30, 2008
                           -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 90.9%                                      SHARES      VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 13.1%
   DIVERSIFIED CONSUMER SERVICES - 0.2%
   CPI Corporation                                        191,730   $    208,986
                                                                    ------------

   HOUSEHOLD DURABLES - 6.6%
   Dixie Group, Inc. (The) *                               88,686        267,832
   Ethan Allen Interiors, Inc.                            163,575      2,258,971
   Leggett & Platt, Inc.                                  134,205      1,959,393
   Newell Rubbermaid, Inc.                                 44,335        592,315
   Toll Brothers, Inc. *                                  187,200      3,730,896
                                                                    ------------
                                                                       8,809,407
                                                                    ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.0%
   Eastman Kodak Company                                    7,930         60,030
                                                                    ------------

   MEDIA - 3.8%
   News Corporation - Class A                             226,200      1,786,980
   Walt Disney Company (The)                              146,375      3,296,365
                                                                    ------------
                                                                       5,083,345
                                                                    ------------
   MULTI-LINE RETAIL - 0.4%
   J. C. Penney Company, Inc.                              29,435        558,971
                                                                    ------------

   SPECIALTY RETAIL - 2.1%
   Aaron Rents, Inc.                                       61,150      1,616,194
   Cost Plus, Inc. *                                      252,052        315,065
   Pacific Sunwear of California, Inc. *                   99,000        149,490
   Talbots, Inc. (The)                                    316,955        754,353
                                                                    ------------
                                                                       2,835,102
                                                                    ------------
CONSUMER STAPLES - 21.1%
   BEVERAGES - 4.3%
   Coca-Cola Company (The)                                121,520      5,695,643
                                                                    ------------

   FOOD & STAPLES RETAILING - 12.4%
   Walgreen Company                                       299,215      7,402,579
   Wal-Mart Stores, Inc.                                  165,440      9,244,787
                                                                    ------------
                                                                      16,647,366
                                                                    ------------
   FOOD PRODUCTS - 0.8%
   General Mills, Inc.                                     17,240      1,089,051
                                                                    ------------

   HOUSEHOLD PRODUCTS - 3.6%
   Colgate-Palmolive Company                               74,875      4,872,116
                                                                    ------------

ENERGY - 2.0%
   ENERGY EQUIPMENT & SERVICES - 1.2%
   Helmerich & Payne, Inc.                                 66,165      1,677,944
                                                                    ------------

   OIL, GAS & CONSUMABLE FUELS - 0.8%
   USEC, Inc. *                                           270,000      1,039,500
                                                                    ------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 90.9% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
FINANCIALS - 8.1%
   COMMERCIAL BANKS - 2.7%
   Wells Fargo & Company                                  125,262   $  3,618,819
                                                                    ------------

   CONSUMER FINANCE - 2.2%
   American Express Company                               124,960      2,912,818
                                                                    ------------

   INSURANCE - 3.2%
   Marsh & McLennan Companies, Inc.                       170,142      4,338,621
                                                                    ------------

HEALTH CARE - 3.9%
   HEALTH CARE PROVIDERS & SERVICES - 3.9%
   UnitedHealth Group, Inc.                               246,625      5,181,591
                                                                    ------------

INDUSTRIALS - 19.0%
   AIR FREIGHT & LOGISTICS - 1.7%
   FedEx Corporation                                       15,235      1,076,353
   United Parcel Service, Inc. - Class B                   20,380      1,173,888
                                                                    ------------
                                                                       2,250,241
                                                                    ------------
   BUILDING PRODUCTS - 2.3%
   Masco Corporation                                      317,475      3,041,411
                                                                    ------------

   COMMERCIAL SERVICES & SUPPLIES - 2.7%
   Avery Dennison Corporation                             115,349      3,587,354
                                                                    ------------

   ELECTRICAL EQUIPMENT - 0.5%
   Emerson Electric Company                                20,000        717,800
                                                                    ------------

   INDUSTRIAL CONGLOMERATES - 7.7%
   3M Company                                             117,305      7,851,224
   General Electric Company                               142,495      2,446,639
                                                                    ------------
                                                                      10,297,863
                                                                    ------------
   MACHINERY - 3.1%
   Illinois Tool Works, Inc.                              121,975      4,161,787
                                                                    ------------

   PROFESSIONAL SERVICES - 0.7%
   CDI Corporation                                         40,764        417,016
   Dun & Bradstreet Corporation (The)                       7,000        560,000
                                                                    ------------
                                                                         977,016
                                                                    ------------
   ROAD & RAIL - 0.3%
   YRC Worldwide, Inc. *                                  105,930        421,601
                                                                    ------------

   TRADING COMPANIES & DISTRIBUTORS - 0.0%
   Lawson Products, Inc.                                    1,350         30,820
                                                                    ------------

INFORMATION TECHNOLOGY - 21.6%
   COMPUTERS & PERIPHERALS - 5.1%
   Dell, Inc. *                                           349,375      3,902,519
   Hutchinson Technology, Inc. *                          286,600        802,480

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 90.9% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 21.6% (CONTINUED)
   COMPUTERS & PERIPHERALS - 5.1% (CONTINUED)
   Imation Corporation                                    110,800   $  1,471,424
   Seagate Technology                                     178,330        750,769
                                                                    ------------
                                                                       6,927,192
                                                                    ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
   KEMET Corporation *                                    578,950        243,159
   Maxwell Technologies, Inc. *                             7,340         35,819
   Newport Corporation *                                  186,700      1,084,727
   Rogers Corporation *                                    80,260      2,263,332
                                                                    ------------
                                                                       3,627,037
                                                                    ------------
   IT SERVICES - 2.0%
   Automatic Data Processing, Inc.                         66,450      2,728,437
                                                                    ------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
   Applied Materials, Inc.                                332,405      3,184,440
   Cymer, Inc. *                                           41,900        984,231
   Intel Corporation                                      200,000      2,760,000
                                                                    ------------
                                                                       6,928,671
                                                                    ------------
   SOFTWARE - 6.6%
   Microsoft Corporation                                  435,995      8,815,819
                                                                    ------------

MATERIALS - 2.1%
   CHEMICALS - 2.1%
   E.I. Du Pont de Nemours & Company                      115,485      2,894,054
                                                                    ------------

TOTAL COMMON STOCKS (Cost $186,873,505)                             $122,036,413
                                                                    ------------

--------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS - 3.4%                               SHARES      VALUE
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund (Cost $9,849,692)       361,330   $  4,556,371
                                                                    ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 5.3%                                  SHARES      VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Treasury Money Market Fund -
Institutional Class, 0.389% (a) (Cost $7,089,384)       7,089,384   $  7,089,384
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 99.6% (Cost $203,812,581)              $133,682,168

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                             586,052
                                                                    ------------

TOTAL NET ASSETS - 100.0%                                           $134,268,220
                                                                    ============

--------------------
*     Non-income producing security.
(a) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedules of investments.

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
CORPORATE BONDS - 73.8%                                 PAR VALUE      VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 14.8%
   HOTELS, RESTAURANTS & LEISURE - 3.3%
   Marriott International, Inc., 6.375%, due 06/15/17   $ 400,000   $    290,894
   Starbucks Corporation, 6.25%, due 08/15/17             300,000        255,252
                                                                    ------------
                                                                         546,146
                                                                    ------------
   HOUSEHOLD DURABLES - 1.5%
   Newell Rubbermaid, Inc., 6.25%, due 04/15/18           185,000        148,167
   Toll Brothers, Inc., 5.15%, due 05/15/15               150,000        101,949
                                                                    ------------
                                                                         250,116
                                                                    ------------
   MEDIA - 4.3%
   Comcast Corporation, 5.70%, due 05/15/18               400,000        335,930
   Gannett Company, Inc., 6.375%, due 04/01/12            300,000        201,302
   McGraw-Hill Companies, Inc. (The), 5.90%,
      due 11/15/17                                        200,000        162,850
                                                                    ------------
                                                                         700,082
                                                                    ------------
   MULTI-LINE RETAIL - 2.8%
   Kohl's Corporation,
      6.25%, due 12/15/17                                 500,000        405,240
      6.00%, due 01/15/33                                 100,000         62,305
                                                                    ------------
                                                                         467,545
                                                                    ------------
   SPECIALTY RETAIL - 2.9%
   Home Depot, Inc. (The), 5.40%, due 03/01/16            600,000        478,982
                                                                    ------------

CONSUMER STAPLES - 15.7%
   BEVERAGES - 5.4%
   Coca-Cola Company (The), 5.35%, due 11/15/17           600,000        601,673
   PepsiCo, Inc., 5.00%, due 06/01/18                     300,000        287,093
                                                                    ------------
                                                                         888,766
                                                                    ------------
   FOOD & STAPLES RETAILING - 2.9%
   Wal-Mart Stores, Inc., 6.50%, due 08/15/37             500,000        487,262
                                                                    ------------

   FOOD PRODUCTS - 3.3%
   Kraft Foods, Inc., 6.125%, due 02/01/18                600,000        553,049
                                                                    ------------

   HOUSEHOLD PRODUCTS - 1.7%
   Church & Dwight Company, Inc., 6.00%, due 12/15/12     300,000        276,750
                                                                    ------------

   PERSONAL PRODUCTS - 2.4%
   Estee Lauder Companies, Inc. (The), 6.00%,
      due 05/15/37                                        500,000        390,679
                                                                    ------------

ENERGY - 5.7%
   ENERGY EQUIPMENT & SERVICES - 3.6%
   Transocean, Inc., 6.00%, due 03/15/18                  200,000        177,058
   Weatherford International Ltd.,
      6.35%, due 06/15/17                                 200,000        172,738
      6.00%, due 03/15/18                                 300,000        248,077
                                                                    ------------
                                                                         597,873
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS - 2.1%
   Valero Energy Corporation, 6.125%, due 06/15/17        400,000        348,357
                                                                    ------------

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE BONDS - 73.8% (CONTINUED)                     PAR VALUE      VALUE
--------------------------------------------------------------------------------
FINANCIALS - 4.9%
   COMMERCIAL BANKS - 1.7%
   Wells Fargo & Company, 5.625%, due 12/11/17          $ 300,000   $    284,590
                                                                    ------------

   CONSUMER FINANCE - 3.2%
   American Express Company, 7.00%, due 03/19/18          600,000        520,006
                                                                    ------------

HEALTH CARE - 5.1%
   HEALTH CARE PROVIDERS & SERVICES - 2.6%
   UnitedHealth Group, Inc., 6.00%, due 02/15/18          500,000        437,742
                                                                    ------------

   PHARMACEUTICALS - 2.5%
   Johnson & Johnson, 5.15%, due 07/15/18                 400,000        415,025
                                                                    ------------

INDUSTRIALS - 13.0%
   AEROSPACE & DEFENSE - 1.2%
   United Technologies Corporation, 5.375%,
      due 12/15/17                                        200,000        195,324
                                                                    ------------

   BUILDING PRODUCTS - 1.7%
   Masco Corporation, 5.85%, due 03/15/17                 400,000        273,668
                                                                    ------------

   COMMERCIAL SERVICES & SUPPLIES - 2.8%
   Pitney Bowes, Inc., 5.75%, due 09/15/17                200,000        189,418
   R.R. Donnelley & Sons Company, 6.125%, due 01/15/17    400,000        282,928
                                                                    ------------
                                                                         472,346
                                                                    ------------
   ELECTRICAL EQUIPMENT - 2.3%
   Emerson Electric Company, 5.25%, due 10/15/18          400,000        377,588
                                                                    ------------

   MACHINERY - 0.7%
   Dover Corporation, 5.45%, due 03/15/18                 115,000        112,858
                                                                    ------------

   PROFESSIONAL SERVICES - 1.1%
   Dun & Bradstreet Corporation (The), 6.00%,
      due 04/01/13                                        200,000        186,270
                                                                    ------------

   ROAD & RAIL - 3.2%
   CSX Corporation, 6.25%, due 03/15/18                   400,000        350,872
   Union Pacific Corporation, 5.70%, due 08/15/18         200,000        184,403
                                                                    ------------
                                                                         535,275
                                                                    ------------
INFORMATION TECHNOLOGY - 5.7%
   COMPUTERS & PERIPHERALS - 2.6%
   International Business Machines Corporation,
      7.625%, due 10/15/18                                250,000        268,712
   Seagate Technology HDD Holdings, 6.375%,
      due 10/01/11                                        200,000        158,000
                                                                    ------------
                                                                         426,712
                                                                    ------------
   IT SERVICES - 3.1%
   Western Union Company (The), 5.93%, due 10/01/16       600,000        521,791
                                                                    ------------

MATERIALS - 6.6%
   CHEMICALS - 2.4%
   E.I. Du Pont de Nemours & Company, 6.00%,
      due 07/15/18                                        400,000        392,543

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE BONDS - 73.8% (CONTINUED)                     PAR VALUE      VALUE
--------------------------------------------------------------------------------
MATERIALS - 6.6% (CONTINUED)
   METALS & MINING - 4.2%
   Alcoa, Inc., 5.72%, due 02/23/19                     $ 600,000   $    418,015
   Nucor Corporation, 5.85%, due 06/01/18                 300,000        281,096
                                                                    ------------
                                                                         699,111
                                                                    ------------
UTILITIES - 2.3%
   MULTI-UTILITIES - 2.3%
   Consolidated Edison, Inc., 5.85%, due 04/01/18         400,000        377,606
                                                                    ------------

TOTAL CORPORATE BONDS (Cost $13,284,666)                            $ 12,214,062
                                                                    ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.3%             PAR VALUE      VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BONDS - 2.3%
   5.00%, due 5/15/2037 (Cost $311,138)                 $ 300,000   $    378,047
                                                                    ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 22.1%                                 SHARES      VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Treasury Money Market Fund - Institutional
Class, 0.389%(a) (Cost $3,660,792)                      3,660,792   $  3,660,792
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 98.2% (Cost $17,256,596)               $ 16,252,901

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%                             305,842
                                                                    ------------

TOTAL NET ASSETS - 100.0%                                           $ 16,558,743
                                                                    ============

--------------------
(a) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedules of investments.

CM ADVISERS FAMILY OF FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The investments of the CM Advisers Fund and the CM Advisers Fixed Income Fund (the "Funds") are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations) or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's investments as of November 30, 2008:

                                                                CM ADVISERS
                                                 CM ADVISERS    FIXED INCOME
VALUATION INPUTS                                     FUND           FUND
----------------------------------------------   ------------   ------------
Level 1 - Quoted Prices                          $133,682,168   $  3,660,792
Level 2 - Other Significant Observable Inputs            --       12,592,109
                                                 ------------   ------------
Total                                            $133,682,168   $ 16,252,901
                                                 ============   ============

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

CM ADVISERS FAMILY OF FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis as of November 30, 2008:

                                                            CM Advisers
                                            CM Advisers     Fixed Income
                                                Fund            Fund
                                           -------------    -------------

      Cost of portfolio investments        $ 203,812,581    $  17,256,596
                                           =============    =============

      Gross unrealized appreciation        $   4,189,140    $     218,677
      Gross unrealized depreciation          (74,319,553)      (1,222,372)
                                           -------------    -------------

      Net unrealized depreciation          $ (70,130,413)   $  (1,003,695)
                                           =============    =============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CM Advisers Family of Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Arnold Van Den Berg
                              --------------------------------------------------
                                    Arnold Van Den Berg, Chairman and President

Date          January 28, 2009
        -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Arnold Van Den Berg
                              --------------------------------------------------
                                    Arnold Van Den Berg, Chairman and President

Date          January 28, 2009
        -----------------------------

By (Signature and Title)*           /s/ James D. Brilliant
                              --------------------------------------------------
                                    James D. Brilliant, Treasurer

Date          January 28, 2009
        -----------------------------

* Print the name and title of each signing officer under his or her signature.